Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Billboard rentals	$ 3,163,534	$ 713,212
Insurance commissions	507,477
Premiums earned	155,783
Investment and other income	16,723	9,700
Total Revenues	3,843,517	722,912
Costs and Expenses:
Cost of billboard revenues (exclusive of depreciation and amortization)	1,140,663	229,507
Cost of insurance revenues	125,210
Employee costs	1,759,958	241,803
Professional fees	1,242,613	737,451
Depreciation	738,104	307,367
Amortization	899,037	150,436
General and administrative	788,462	153,715
Bad debt expense	28,682	9,511
Loss on assets retired	259,104
Total Costs and Expenses	6,981,833	1,829,790
Net Loss from Operations	(3,138,316)	(1,106,878)
Other Income (Expense):
Gain on sale of investment in unconsolidated affiliate		78,150
Equity in (loss) income of unconsolidated affiliates	(27,261)	3,813
Interest expense	(7,798)	(22,508)
Net Loss before Income Tax	(3,173,375)	(1,047,423)
Income Tax (Provision) Benefit	0	0
Net Loss	$ (3,173,375)	$ (1,047,423)
Basic and Diluted Net Loss per Share	$ (0.53)	$ (0.71)
Basic and Diluted Weighted Average Shares Outstanding	6,043,571	1,481,310